Liabilities related to associates and joint ventures	6 Months Ended
Jun. 30, 2020
Liabilities related to associates and joint ventures
Liabilities related to associates and joint ventures

16.Liabilities related to associates and joint ventures

On November 5, 2015, a rupture occurred in the Fundão tailings dam, in Mariana (State of Minas Gerais), operated by Samarco Mineração S.A. (“Samarco”), a joint venture controlled by Vale S.A. and BHP Billiton Brasil Ltda. (“BHP Brasil”). In March 2016, Samarco and its shareholders entered into a Framework Agreement with governmental authorities, in which Samarco, Vale and BHP Brasil agreed to establish the Renova Foundation, an entity responsible to develop and implement 42 long-term mitigation and compensation programs. In addition, the Company has a provision of US$183  (R$1,001 million) for the de-characterization of the Germano dam.

On October 25, 2019, Samarco obtained the Corrective Operation License for its operating activities in the Germano Complex. Following this authorization, Samarco has obtained all environmental licenses required to restart its operations and expects to restart its operations by the end of 2020, subject to its shareholders’ approval.

The changes in the provision for the periods ended June 30, 2020 and 2019 are as follows:

	2020	2019
Balance at January 1,	1,700	1,121
Provision increase	566	640
Payments	(169)	(149)
Present value valuation	40	79
Translation adjustment	(468)	19
Balance at June 30,	1,669	1,710

	June 30, 2020	December 31, 2019
Current liabilities	709	516
Non-current liabilities	960	1,184
Liabilities	1,669	1,700

Renova Foundation

During the second quarter of 2020, Fundação Renova reviewed the assumptions used on the preparation of the estimates incorporated into the mitigation and compensation programs. The periodic review, resulted in an additional provision of US$566  (R$2,939 million) for the Company, which corresponds to its portion of the responsibility to support the Renova Foundation for the next 10 years. The contingencies related to the Fundão dam rupture are disclosed in note 21.

Samarco’s working capital

In addition to the provision, Vale may provide a short-term credit facility up to US$213, to support Samarco’s cash requirements, of which US$76 has already been made available during the six-month period ended June 30, 2020. This amount was recognized in Vale´s income statement as an expense in “Equity results and other results in associates and joint ventures”.

Insurance

Since the Fundão dam rupture, the Company has been negotiating with insurers the indemnification payments based on its general liability policies. During the second quarter of 2020, the Company received payments in the amount of US$6 and recognized a gain in the income statement as “Equity results and other results in associates and joint ventures”.

Critical accounting estimates and judgments

Under Brazilian legislation and the terms of the joint venture agreement, Vale does not have an obligation to provide funding to Samarco. Accordingly, Vale’s investment in Samarco was fully impaired and no provision was recognized in relation to the Samarco’s negative equity.

The provision related to Renova Foundation requires the use of assumptions that may be mainly affected by: (i) changes in scope of work required under the Framework Agreement as a result of further technical analysis and the ongoing negotiations with the Federal Prosecution Office, (ii) resolution of uncertainty in respect of the resumption of Samarco´s operations; (iii) updates of the discount rate; and (iv) resolution of existing and potential legal claims.

Moreover, the main critical assumptions and estimates applied in the Germano dam provision considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; and (iii) acceptance by the authorities of the proposed engineering methods and solution.

As a result, future expenditures may differ from the amounts currently provided and changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company reassess the key assumptions used by Samarco in the preparation of the projected cash flows and adjust the provision, if required.